Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.93%
Argentina–2.00%
MercadoLibre, Inc.(a)	1,200	$1,882,440
Brazil–3.16%
Arcos Dorados Holdings, Inc., Class A	488,886	2,967,536
China–52.05%
Alibaba Group Holding Ltd., ADR(a)	35,000	6,831,650
Autohome, Inc., ADR	32,229	1,459,974
China Isotope & Radiation Corp.	1,492,200	5,340,361
China National Building Material Co. Ltd., H Shares	3,824,000	4,161,322
Focus Media Information Technology Co. Ltd., A Shares	1,108,362	1,288,388
Gree Electric Appliances, Inc. of Zhuhai, A Shares	768,803	5,660,830
Haitian International Holdings Ltd.	137,000	501,559
KE Holdings, Inc., ADR(a)	133,000	2,924,670
Kindstar Globalgene Technology, Inc.(a)(b)	325,500	335,504
Kuaishou Technology(a)(b)	45,400	611,057
Kweichow Moutai Co. Ltd., A Shares	9,000	2,342,115
MicroPort CardioFlow Medtech Corp.(a)(b)	267,000	419,104
Ping An Insurance (Group) Co. of China Ltd., H Shares	658,000	5,775,710
Tencent Holdings Ltd.	115,000	7,096,804
Vipshop Holdings Ltd., ADR(a)	130,000	2,161,900
Virscend Education Co. Ltd.(b)	20,399,000	2,012,753
		48,923,701
Egypt–0.94%
Eastern Co. S.A.E.	1,176,479	881,696
India–2.89%
Housing Development Finance Corp. Ltd.	82,000	2,701,964
Zomato Ltd.(a)	9,142	16,401
		2,718,365
Macau–3.61%
Sands China Ltd.(a)	992,000	3,394,638
Mexico–7.89%
Arca Continental S.A.B. de C.V.	472,542	2,859,525
Shares		Value
Mexico–(continued)
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	270,012	$2,355,827
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	121,002	2,198,080
		7,413,432
Russia–6.26%
Sberbank of Russia PJSC, ADR(c)	102,211	1,701,417
Sberbank of Russia PJSC, ADR(c)	133,289	2,216,596
Yandex N.V., Class A(a)	29,000	1,969,970
		5,887,983
South Korea–5.97%
NAVER Corp.	5,400	2,038,995
Samsung Electronics Co. Ltd., Preference Shares	57,000	3,578,049
		5,617,044
Taiwan–8.87%
King Slide Works Co. Ltd.	168,000	2,237,229
Sea Ltd., ADR(a)	6,100	1,684,576
Taiwan Semiconductor Manufacturing Co. Ltd.	212,000	4,414,380
		8,336,185
Thailand–2.46%
Thai Beverage PCL	4,813,900	2,309,226
Turkey–1.83%
Ulker Biskuvi Sanayi A.S.	727,761	1,722,294
Total Common Stocks & Other Equity Interests (Cost $85,745,728)		92,054,540
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	97	97
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	111	111
Total Money Market Funds (Cost $208)		208
TOTAL INVESTMENTS IN SECURITIES—97.93% (Cost $85,745,936)		92,054,748
OTHER ASSETS LESS LIABILITIES–2.07%		1,941,936
NET ASSETS–100.00%		$93,996,684

Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $3,378,418, which represented 3.59% of the Fund’s Net Assets.
(c)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,832,574	$10,571,118	$(12,403,595)	$-	$-	$97	$233
Invesco Liquid Assets Portfolio, Institutional Class	1,308,737	7,533,778	(8,842,501)	139	(153)	-	309
Invesco Treasury Portfolio, Institutional Class	2,094,369	12,081,277	(14,175,535)	-	-	111	111
Total	$5,235,680	$30,186,173	$(35,421,631)	$139	$(153)	$208	$653

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$1,882,440	$—	$—	$1,882,440
Brazil	2,967,536	—	—	2,967,536
China	13,713,698	35,210,003	—	48,923,701
Egypt	—	881,696	—	881,696
India	16,401	2,701,964	—	2,718,365
Macau	—	3,394,638	—	3,394,638
Mexico	7,413,432	—	—	7,413,432
Russia	4,186,566	1,701,417	—	5,887,983
South Korea	—	5,617,044	—	5,617,044
Taiwan	1,684,576	6,651,609	—	8,336,185
Thailand	—	2,309,226	—	2,309,226
Turkey	—	1,722,294	—	1,722,294
Money Market Funds	208	—	—	208
Total Investments	$31,864,857	$60,189,891	$—	$92,054,748
Invesco Emerging Markets Select Equity Fund